Leases - Schedule of Costs Associated with Operating Lease Expenses (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Leases [Abstract]
Operating lease expense	$ 325
Short-term lease expense	16
Variable lease expense	26
Total lease expense	$ 367